SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (Parenthetical) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Land improvements	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	7 years 1 month 6 days	6 years 9 months 18 days	6 years 7 months 6 days	7 years